Commitments and Contingencies - Additional Information (Detail) T in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) T	Dec. 31, 2017 USD ($) T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings	₩ 21,063,657			₩ 22,704,998
Posco [member]
Disclosure of contingent liabilities [line items]
Remaining iron ore to be purchased | T	116,000	116,000
Remaining coal to be purchased | T	18,000	18,000
Liquefied natural gas to be purchased | T	550	550
Liquefied natural gas terms	20 years	20 years
Posco [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 1,020,000
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 6,490,000
Posco [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms	3 years	3 years
Nickel contracts terms	1 year	1 year
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Completions guarantees provided	₩ 395,792
Construction guarantees received	269,455
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $		$ 2,311,000,000
POSCO ICT [member] | Korea Software Financial Cooperative [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount	143,582
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount	22,432
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $		$ 1,306,000,000
Busan E&E Co. [member]
Disclosure of contingent liabilities [line items]
Supplementary fund	₩ 9,800